CAPITAL STOCK TRANSACTIONS (Warrants) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Apr. 30, 2010 Warrant
Warrants [Abstract]
Warrants repurchase program, authorized				12,500,000
Exercise price of warrants (in dollars per warrant)				12.50
Conditional redemption price per warrant (in dollars per warrant)			0.01
Share price (in dollars per share)			$ 19.50
Number of days in 30 day period exceeding share price threshold causing warrants to become redeemable	20 days
Minimum days for written notice of warrant redemption	30 days
Number of warrants repurchased, value	612,900	3,371,804	7,942,555
Adjustments to additional paid in capital, repurchase of warrant	$ 1.6	$ 6.1
Warrants outstanding	5.8